Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Income before Income Taxes, Japan	¥ 307,830	¥ 298,321	¥ 201,168
Income before Income Taxes, Overseas	172,633	171,654	191,010
Income before Income Taxes	480,463	469,975	392,178
Current provision for income taxes	105,482	111,388	58,298
Deferred provision for income taxes	23,346	20,000	36,947
Provision for income taxes	128,828	131,388	95,245
Japan
Income Taxes [Line Items]
Current provision for income taxes	72,230	80,274	30,808
Deferred provision for income taxes	26,803	9,049	22,047
Overseas
Income Taxes [Line Items]
Current provision for income taxes	33,252	31,114	27,490
Deferred provision for income taxes	¥ (3,457)	¥ 10,951	¥ 14,900